RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	19,332,588	15,370,870
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	34,425,693	33,674,477
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	34,442,575	33,711,407
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,996,561	9,771,492
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	24,446,014	23,939,915
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	40,438,606	35,995,562
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,996,561	9,771,492
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,716,453	6,848,213
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,280,108	2,923,279
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,113,380	3,760,887
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,814,588	3,580,855
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	298,792	180,032
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,889	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	23,326,776	22,461,805
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,949,853	14,326,790
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,376,923	8,135,015
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,567,463	2,299,618
Securities issued or secured by Colombian Government | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,567,463	2,299,618
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	5,794,832	2,821,401
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,732,620	2,743,473
Securities issued or secured by Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	62,212	77,928
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	14,491,881	13,025,432
Securities issued or secured by Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,298,912	2,527,440
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,112,355	4,509,839
Securities issued or secured by other Colombian Government entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,112,355	4,509,839
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	155,737	194,150
Securities issued or secured by other Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	155,737	194,150
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	325,588	278,335
Securities issued or secured by other Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	538,200	510,913
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	26,515	33,453
Securities issued or secured by foreign Governments | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	26,515	33,453
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	32,079	57,600
Securities issued or secured by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	32,079	57,600
Securities issued or secured by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,507,038	3,396,455
Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	145,489	194,098
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,082,993	2,618,656
Securities issued or secured by other financial entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,082,993	2,618,656
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	1,084,461	651,807
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	902,652	607,368
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	181,809	44,439
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	918,788	707,630
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,223,859	915,274
Securities issued by entities of the non-financial sector entities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	143,410	237,537
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	6,406	11,349
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,994	11,349
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,412
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	961	5,233
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	213,610	48,574
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	63,825	72,389
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	36,635	38,756
Other debt securities | Investment securities [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,190	33,633
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	39,865	24,580
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,585	24,515
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,280	65
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,889	1,378
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,889	1,378
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	212,635	310,160
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 449,815	$ 542,261